Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contractors [Abstract]
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract

Note 14 – Costs and estimated earnings in excess of billings on uncompleted contract

The Company has two major long-term contracts in progress which were completed during the year ended December 31, 2020. Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	March 31, 2021	December 31, 2020

Contract Revenues	-	5,640,707
Other Revenue	-	156,922
Total Revenues	-	5,797,629

Contract COGS	-	4,184,033
Other COGS	-	668,598
Total COGS	-	4,852,631

Gross Profit	-	944,998
Percentage of completion (POC)	-%	100%

Revenues – POC	-	7,358,273

Bill to Date	$-	$7,358,273

Costs and estimated earnings in excess of billings on uncompleted contract	$-	$-

Unbilled receivables, which represent an unconditional right to payment subject only to the passage of time, are reclassified to accounts receivable when they are billed under the terms of the contract. Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, which was $0 as of December 31, 2020. The Company recognized revenue of $5,640,707 for the two construction projects, Normandy and Gateway during the year ended December 31, 2020 in connection with such contract assets. All incurred costs associated with contract assets as of December 31, 2020 was billed and collected. No activities incurred during the first quarter of 2021.

Note 13 – Costs and estimated earnings in excess of billings on uncompleted contract

The Company has two major long-term contracts in progress which were completed during the year ended December 31, 2020. Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Total

Contract Revenues	5,640,707
Other Revenue	156,922
Total Revenues	5,797,629

Contract COGS	4,184,033
Other COGS	668,598
Total COGS	4,852,631

Gross Profit	944,998
Percentage of completion (POC)	100%

Revenues – POC	7,358,273

Bill to Date	$7,358,273

Costs and estimated earnings in excess of billings on uncompleted contract	$-

Unbilled receivables, which represent an unconditional right to payment subject only to the passage of time, are reclassified to accounts receivable when they are billed under the terms of the contract. Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, which was $0 as of December 31, 2020. The Company recognized revenue of $5,640,707 for the two construction projects, Normandy and Gateway during the year ended December 31, 2020 in connection with such contract assets. All incurred costs associated with contract assets as of December 31, 2020 was billed and collected.